CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	¥ 142,511	¥ 96,965
Restricted cash	100
Short-term investments	42,270	119,140
Accounts receivable, net	197,528	180,161
Receivables due from related parties	858	3,630
Prepayments and other current assets	16,159	42,612
Total current assets	399,426	442,508
Non-current assets:
Property and equipment, net	2,428	3,159
Intangible assets, net	1,249	808
Long-term investments	137,357	41,442
Operating lease right-of-use assets, net	30,911	13,818
Total non-current assets	171,945	59,227
Total assets	571,371	501,735
Current liabilities:
Accounts payable (including amounts of the consolidated variable interest entity ("VIE") and its subsidiaries without recourse to the primary beneficiary of RMB 56.07 million and RMB 53.47 million as of December 31, 2021 and 2022, respectively)	53,465	56,266
Salary and welfare payables (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 37.63 million and RMB 34.00 million as of December 31, 2021 and 2022, respectively)	52,204	55,788
Taxes payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 11.31 million and RMB 6.84 million as of December 31, 2021 and 2022, respectively)	10,874	12,836
Deferred revenue (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 28.86 million and RMB 24.58 million as of December 31, 2021 and 2022, respectively)	24,575	28,863
Amounts due to related parties (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 1.33 million and RMB 0.31 million as of December 31, 2021 and 2022, respectively)	312	1,328
Accrued liabilities and other payables (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 12.62 million and RMB 23.19 million as of December 31, 2021 and 2022, respectively)	27,606	17,501
Short-term bank loan (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 5.0 million and RMB 9.95 million as of December 31, 2021 and 2022, respectively)	9,950	5,000
Operating lease liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 16.30 million and RMB 31.29 million as of December 31, 2021 and 2022, respectively)	31,293	16,302
Total current liabilities	210,279	193,884
Non-current liabilities:
Operating lease liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 0.59 million and RMB 15.09 million as of December 31, 2021 and 2022, respectively)	15,093	586
Other non-current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of nil and RMB 0.62 million as of December 31, 2021 and 2022, respectively)	615
Total non-current liabilities	15,708	586
Total liabilities	225,987	194,470
Commitments and Contingencies (Note 17)
Shareholders' equity
Additional paid-in capital	2,061,491	2,049,448
Treasury stock (US$ 0.0001 par value; 16,201,618 shares and 14,094,018 shares as of December 31, 2021 and 2022, respectively)	(12,010)	(13,598)
Accumulated deficit	(1,706,209)	(1,728,152)
Accumulated other comprehensive loss	(5,860)	(8,987)
Total 36Kr Holdings Inc.'s shareholders' equity	338,106	299,405
Non-controlling interests	7,278	7,860
Total shareholders' equity	345,384	307,265
Total liabilities and shareholders' equity	571,371	501,735
Class A ordinary shares
Shareholders' equity
Ordinary shares	628	628
Class B ordinary shares
Shareholders' equity
Ordinary shares	¥ 66	¥ 66